Loans and advances to banks (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Loans and Advances to Banks

Loans and advances to banks
	Netherlands		International		Total
	2017	2016	2017	2016	2017	2016
Loans	7,899	10,381	20,916	18,483	28,815	28,864
Cash advances, overdrafts and other balances	1	3	3	2	4	5

	7,900	10,384	20,919	18,485	28,819	28,869
Loan loss provisions	–1		–7	–11	–8	–11

	7,899	10,384	20,912	18,474	28,811	28,858